Changes in Estimated Proved Reserves (Detail)	3 Months Ended
Dec. 31, 2013 bbl
Oil [Member]
Reserve Quantities [Line Items]
Balance at inception (September 18, 2013)	0
Purchase of reserves in place	5,725,640
Extensions and discoveries	1,724,366
Revisions of previous estimates	(81,111)
Production	(150,815)
As of December 31, 2013	7,218,080
Proved Developed Reserves: December 31, 2013	3,692,207
Proved Undeveloped Reserves: December 31, 2013	3,525,873
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Balance at inception (September 18, 2013)	0
Purchase of reserves in place	1,672,824
Extensions and discoveries	364,047
Revisions of previous estimates	(841,777)
Production	(19,971)
As of December 31, 2013	1,175,123
Proved Developed Reserves: December 31, 2013	609,303
Proved Undeveloped Reserves: December 31, 2013	565,820
Natural Gas [Member]
Reserve Quantities [Line Items]
Balance at inception (September 18, 2013)	0
Purchase of reserves in place	7,418,633
Extensions and discoveries	2,403,261
Revisions of previous estimates	1,547,955
Production	(108,264)
As of December 31, 2013	11,261,585
Proved Developed Reserves: December 31, 2013	6,280,409
Proved Undeveloped Reserves: December 31, 2013	4,981,176